RELATED PARTY INFORMATION (Tables)	3 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Summary of Related Party Transactions
These transactions with Stellantis are reflected in the Company’s condensed consolidated financial statements as follows:

	Three Months Ended March 31,
	2021	2020
	(in millions)
Net sales	$204	$130
Cost of goods sold	$88	$57
Selling, general and administrative expenses	$31	$24

	March 31, 2021	December 31, 2020
	(in millions)
Trade receivables	$5	$8
Trade payables	$82	$85
These transactions primarily affected revenues, finance and interest income, cost of goods sold, trade receivables and payables and are presented as follows:

	Three Months Ended March 31,
	2021	2020
	(in millions)
Net sales	$355	$164
Cost of goods sold	$112	$92

	March 31, 2021	December 31, 2020
	(in millions)
Trade receivables	$151	$170
Trade payables	$82	$98